Financial Instruments - Thereof aggregated to categories according to IFRS 9 (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial assets		€ 154,932
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial assets	€ 253,341	154,256
FVTPL.
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial assets	99,919	676
FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial liabilities	21,405	14,948
Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial liabilities	€ 38,241	€ 95,427